SHAREHOLDERS’ EQUITY - Schedule Of Dividend Proposal Demonstrated (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2025 shares R$ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 shares R$ / shares
Shareholders equity [line items]
Income for the year attributed to owners of Embraer determined	$ 1,953.0		$ 1,918.9
Accumulated losses absorption	0.0		(1,593.1)
Allocation to the legal reserve	(97.6)		(16.3)
Replenishment of the government grants reserve	0.0		(103.8)
Calculation basis for dividend distribution	$ 1,855.4		$ 205.7
Weighted average number of shares outstanding (in shares) | shares	732,412,025	732,412,025	734,632,806	734,632,806
Dividends per share in units (in dollars per share) | (per share)	$ 0.11509	R$ 0.63329	$ 0.01130	R$ 0.07000
R$
Shareholders equity [line items]
Minimum mandatory dividend	$ 463.8		$ 51.4
US$
Shareholders equity [line items]
Minimum mandatory dividend	$ 84.3		$ 8.3